Supplement to the
Fidelity® Advisor Capital
Development Fund
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 16.

Harlan Carere is manager of Advisor Capital Development Fund, which he has managed since December 2007. Since joining Fidelity Investments in 2000, Mr. Carere has worked as an analyst and a portfolio manager.

ADESII-07-03 December 17, 2007
1.820520.106

Supplement to the
Fidelity Advisor Capital Development Fund Institutional Class
November 29, 2007
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 15.

Harlan Carere is manager of Advisor Capital Development Fund, which he has managed since December 2007. Since joining Fidelity Investments in 2000, Mr. Carere has worked as an analyst and a portfolio manager.

ADESII-I-07-02 December 17, 2007
1.820521.104

Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Capital Development Fund - Class O
November 29, 2007
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 13.

Harlan Carere is manager of Advisor Capital Development Fund, which he has managed since December 2007. Since joining Fidelity Investments in 2000, Mr. Carere has worked as an analyst and a portfolio manager.

DESIIO-07-02 December 17, 2007
1.808153.105

Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Capital Development Fund - Class A
November 29, 2007
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 14.

Harlan Carere is manager of Advisor Capital Development Fund, which he has managed since December 2007. Since joining Fidelity Investments in 2000, Mr. Carere has worked as an analyst and a portfolio manager.

DESIIN-07-06 December 17, 2007
1.808151.110